Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Trade and Other Payables

Million US dollar	31 December 2022	31 December 2021
Indirect taxes payable	174	194
Trade payables	176	51
Deferred consideration on acquisitions	464	662
Other payables	46	100

Non-current trade and other payables	859	1 008

Trade payables and accrued expenses	18 589	17 810
Payroll and social security payables	1 520	1 716
Indirect taxes payable	2 768	2 457
Interest payable	1 428	1 501
Consigned packaging	1 012	1 050
Dividends payable	356	355
Deferred consideration on acquisitions	313	191
Other payables and deferred income	362	353

Current trade and other payables	26 349	25 434